Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
At cost
Property, Plant and Equipment, Gross	$ 584,458	$ 590,744
Less: Accumulated depreciation and amortization	(451,584)	(339,923)
Property, plant and equipment, net	132,874	250,821
Leasehold improvement [Member]
At cost
Property, Plant and Equipment, Gross	480,705	486,057
Office equipment [Member]
At cost
Property, Plant and Equipment, Gross	2,712	2,743
Furniture and fixtures [Member]
At cost
Property, Plant and Equipment, Gross	44,085	44,354
Computer and equipment [Member]
At cost
Property, Plant and Equipment, Gross	16,110	16,289
Motor vehicles [Member]
At cost
Property, Plant and Equipment, Gross	$ 40,846	$ 41,301